Compensation Options (Details) - Compensation Options [Member] - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Outstanding, Beginning	0
Granted	2,015,625	471,178
Outstanding, Ending	2,486,803	471,178
Weighted Average Exercise Price, Beginning	$ 0	$ 0
Weighted Average Exercise Price, Granted	0.40	0.50
Weighted Average Exercise Price, Ending	$ 0.42	$ 0.50
Weighted Average Remaining Contractual Life (years), Beginning	0 years
Weighted Average Remaining Contractual Life (years), Granted	3 years	3 years
Weighted Average Remaining Contractual Life (years), Ending	2 years 2 months 23 days	2 years 9 months 29 days